Prepayments and other current assets - Schedule of prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Value Added Tax ("VAT") recoverable	¥ 65,268			¥ 287
Prepaid selling expenses	6,507			16,170
Prepayments to suppliers	279,628			18,825
Deferred charges	27,218
Deposits for rental	7,725			7,973
Prepaid Service Fees	14,485			12,519
Interest receivable	39,024			12,314
Receivable from depositary bank	35,357
Others	7,447			6,295
Prepayments and other current assets	482,659		$ 75,740	¥ 74,383
Others, net
Reimbursement for costs and expenses of depositary fees received	¥ 35,357	$ 5,546